Investments in subsidiary undertakings, joint ventures and associates - Ownership percentage (Details)			48 Months Ended
	Dec. 31, 2020	Dec. 23, 2016	Dec. 31, 2020
Aberdeen Standard Cash Creation Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	31.40%
Aberdeen Standard Global Opportunities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	32.24%
Aberdeen Standard Singapore Equity - SGD class
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	57.89%
Aberdeen Standard Singapore Equity Fund - USD class
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	42.67%
Allianz Global Investors Greater China Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.06%
Alternatives North America Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
AMUNDI FTSE China A50 Index ETF
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	58.20%
BOCHK Aggressive Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	44.20%
BOCHK Balanced Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	38.00%
BOCHK China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	61.53%
BOCHK Conservative Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	38.26%
BOCHK US Dollar Money Market Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.23%
BOCI-Prudential Asset Management Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
BOCI-Prudential Trustee Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.00%
Capital Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	40.72%
CBRE European Industrial Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	23.40%
CITIC-CP Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.95%
CITIC-Prudential Fund Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
CITIC-Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.00%
Eastspring Al-Wara' Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Asset Management Korea Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Global Smart Beta Baby Investment Trust H
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.00%
Eastspring Global Smart Beta Baby Investment Trust USD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Infrastructure Debt Fund L.P.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.68%
Eastspring Investment Asia Real Estate Multi Asset Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	80.65%
Eastspring Investment Asia Sustainable Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investment K-Short Term Bond Alpha Securities Investment Trust(Bond Balanced)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	20.41%
Eastspring Investment Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments - Global Growth Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	73.87%
Eastspring Investments - Global Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.48%
Eastspring Investments - Global Technology Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	81.38%
Eastspring Investments - Pan European Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	64.88%
Eastspring Investments - US High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.33%
Eastspring Investments (Hong Kong) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Luxembourg) SA
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments (Singapore) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asia Oceania High Dividend Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asia Oceania U&I Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.92%
Eastspring Investments Asia Pacific Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.97%
Eastspring Investments Asian Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	39.08%
Eastspring Investments Asian Dynamic Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.00%
Eastspring Investments Asian Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.17%
Eastspring Investments Asian Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	80.97%
Eastspring Investments Asian High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.28%
Eastspring Investments Asian High Yield Bond MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	67.90%
Eastspring Investments Asian Infrastructure Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	71.48%
Eastspring Investments Asian Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	92.65%
Eastspring Investments Asian Low Volatility Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.11%
Eastspring Investments Asian Multi Factor Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Asian Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.70%
Eastspring Investments Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments China A Shares Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	91.25%
Eastspring Investments Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.95%
Eastspring Investments Emerging Markets Star Players
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.15%
Eastspring Investments Equity Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	29.20%
Eastspring Investments European Inv Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.73%
Eastspring Investments Fund Management Limited Liability Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Global Emerging Markets Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.96%
Eastspring Investments Global Equity Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.43%
Eastspring Investments Global Market Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.63%
Eastspring Investments Global Multi Asset Income Plus Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.99%
Eastspring Investments Greater China Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.66%
Eastspring Investments Group Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Incorporated
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Consumer Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	77.64%
Eastspring Investments India Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments India Infrastructure Equity Open Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments Japan Dynamic MY Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.02%
Eastspring Investments Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments MY Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.11%
Eastspring Investments Services Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Alternative Investments Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Investments SICAV-FIS - Asia Pacific Loan Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.92%
Eastspring Investments Unit Trust - Dragon Peacock Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	97.74%
Eastspring Investments US Corporate Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	60.63%
Eastspring Investments US High Inv Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	90.09%
Eastspring Investments US Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	40.83%
Eastspring Investments UT Singapore ASEAN Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.74%
Eastspring Investments UT Singapore Select Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	75.14%
Eastspring Investments Vietnam Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	76.45%
Eastspring Investments World Value Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	95.42%
Eastspring Overseas Investment Fund Management (Shanghai) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Real Assets Partners
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Eastspring Securities Investment Trust Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.54%
First Sentier Global Property Securities Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	56.08%
First State China Focus Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	71.78%
FRANK TP ASIA GR-A-ACC-SGD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.03%
Fubon China Bond Umbrella Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.09%
Fubon Global Investment Grade Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	41.28%
Fuh Hwa Emerging Market RMB Fixed Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	24.51%
Furnival Insurance Company PCC Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
GS Twenty Two Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Hyde Holdco 1 Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
ICICI Prudential Asset Management Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
ICICI Prudential Life Insurance Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.11%
ICICI Prudential Pension Funds Management Company
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.11%
ICICI Prudential Trust Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Invesco Fixed Maturity Selective Emerging Market Bonds 2024
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Invesco Select 6 Year Maturity Global Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
iShares Core MSCI Asia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	72.07%
iShares Edge MSCI USA Minimum Volatility ESG UCITS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	78.95%
iShares Edge MSCI USA Momentum Factor UCITS Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.14%
iShares Fallen Angels High Yield Corporate Bond UCITS ETF Wing
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	38.11%
JPMorgan Investment Funds - Global Select Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	28.59%
JPMorgan Liquidity Funds - SGD Liquidity LVNAV Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.21%
KKP Active Equity Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	22.04%
Krungsri Greater China Equity Hedged Dividend Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	25.64%
Lasalle Property Securities SICAV-FIS
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Asia Property Trust
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
M&G Luxembourg European Strategic Value Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	78.60%
M&G Real Estate Asia Holding Company Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	33.00%
Manulife Asia Pacific Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.85%
Manulife China Dim Sum High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.43%
Manulife China Offshore Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	66.01%
Manulife USD High Yield Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.54%
Neuralbay Pte. Ltd
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Nomura Six Years Fixed Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Nomura Six Years Fixed Maturity Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	43.03%
Nomura Six Years Ladder Maturity Asia Pacific Emerging Market Bond Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
North Sathorn Holdings Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PCA Life Assurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.79%
PCA Reinsurance Co. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prenetics Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	12.65%
Pru Life Insurance Corporation of U.K.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Pru Life UK Asset Management and Trust Corporation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudence Foundation
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (Cambodia) Life Assurance Plc
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential (US Holdco 1) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Africa Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Company Singapore (Pte) Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Assurance Malaysia Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Percentage of consolidation of entity	100.00%
Prudential Assurance Uganda Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential BeGeneral Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential BeLife Insurance S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.93%
Prudential Beneficial General Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.04%
Prudential Beneficial Life Insurance Cameroon S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Prudential Beneficial Life Insurance Togo S.A.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.99%
Prudential BSN Takaful Berhad
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%	70.00%	49.00%
Prudential Corporation Australasia Holdings Pty Limited (in liquidation)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Corporation Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential General Insurance Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services HK Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Group Secretarial Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Hong Kong Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential International Treasury Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential IP Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Lao) Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance (Thailand) Public Company Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.93%
Prudential Life Assurance Kenya Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Assurance Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Insurance Ghana Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Life Vault Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Mauritius Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Myanmar Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Pensions Management Zambia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	49.00%
Prudential Services Asia Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Services Singapore Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Singapore Holdings Pte. Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Technology and Services India Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Vietnam Assurance Private Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Prudential Zenith Life Insurance Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
PT. Eastspring Investments Indonesia
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PT. Prudential Life Assurance
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	94.62%
Pulse EcoSystems Pte Ltd
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
PVFC Financial Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Reksa Dana Eastspring IDR Fixed Income Fund (NDEIFF)
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.64%
Reksa Dana Eastspring Investments Alpha Navigator Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	85.85%
Reksa Dana Eastspring Investments Cash Reserve
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.16%
Reksa Dana Eastspring Investments IDR High Grade
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	21.46%
Reksa Dana Eastspring Investments Value Discovery
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	88.20%
Reksa Dana Syariah Eastspring Syariah Equity Islamic Asia Pacific USD
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	86.66%
Reksa Dana Syariah Eastspring Syariah Fixed Income Amanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	59.79%
Reksa Dana Syariah Eastspring Syariah Money Market Khazanah
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	98.30%
Reksa Dana Syariah Penyertaan Terbatas Bahana Syariah BUMN Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.01%
Rhodium Investment Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	99.82%
SCB Global Income Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	26.65%
Schroder Asian Investment Grade Credit
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	35.52%
Schroder Emerging Markets Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	63.91%
Schroder Multi-Asset Revolution
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	59.60%
Schroder US Dollar Money Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	37.08%
Scotts Spazio Pte. Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	45.00%
Shenzhen Prudential Technology Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Sri Han Suria Sdn. Bhd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	51.00%
Staple Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	100.00%
Thanachart Fund Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	50.10%
TMB Asset Management Co., Ltd.
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	65.00%
UOB Smart Global Healthcare
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	36.67%
UOB Smart Millennium Growth Fund
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held indirectly - related undertakings (as a percent)	34.24%
Prudential Corporation Asia Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%
Prudential Group Holdings Limited
Investments in subsidiaries, joint ventures, associates and significant holdings
Proportion held (as a percent)	100.00%